Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 27,620	$ 32,243	$ 1,402
Prepaid expenses and other current assets	899	703	243
Assets of discontinued operations, net	6,049	6,701	6,798
Total current assets	34,568	39,647	8,443
Deferred financing costs		0	2,144
Other assets	32	25	25
Deferred offering costs	257	0	1,775
Total assets	34,857	39,672	12,387
Liabilities, convertible preferred stock, and stockholders' equity (deficit)
Accounts payable	903	426	1,521
Accrued expenses	3,060	2,245	732
Deferred revenue, current portion	257	257	262
Current portion of long-term debt		0	15,000
Liabilities related to assets of discontinued operations	2,371	2,420	2,443
Total current liabilities	6,591	5,348	19,958
Deferred revenue, net of current portion	828	893	1,144
Derivative liability		0	12,237
Deferred rent		0	0
Total liabilities	$ 7,419	$ 6,241	$ 33,339
Commitments and contingencies
Stockholders' equity (deficit):
Common stock	$ 8	$ 8	$ 0
Additional paid-in capital	151,325	150,934	5,168
Accumulated deficit	(123,895)	(117,511)	(113,277)
Total stockholders’ equity (deficit)	27,438	33,431	(108,109)
Total liabilities, convertible preferred stock, and stockholders’ equity (deficit)	$ 34,857	39,672	12,387
Series A Convertible Preferred Stock [Member]
Liabilities, convertible preferred stock, and stockholders' equity (deficit)
Convertible preferred stock		0	250
Series B Convertible Preferred Stock [Member]
Liabilities, convertible preferred stock, and stockholders' equity (deficit)
Convertible preferred stock		0	4,215
Series C Convertible Preferred Stock [Member]
Liabilities, convertible preferred stock, and stockholders' equity (deficit)
Convertible preferred stock		0	28,121
Series C-2 Convertible Preferred Stock [Member]
Liabilities, convertible preferred stock, and stockholders' equity (deficit)
Convertible preferred stock		0	13,500
Series D-1 Convertible Preferred Stock [Member]
Liabilities, convertible preferred stock, and stockholders' equity (deficit)
Convertible preferred stock		0	16,952
Series D-2 Convertible Preferred Stock [Member]
Liabilities, convertible preferred stock, and stockholders' equity (deficit)
Convertible preferred stock		$ 0	$ 24,119